MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2023
MARKETABLE SECURITIES
Marketable securities
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Increase(Decrease)
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	79,750	(827,750)
Carlyle Commodities Corp - Warrants	550,000	727,000	45,000	(682,000)
Other	1,680,725	14,237	14,534	297
Total	2,780,725	1,648,737	139,284	(1,509,453)